Financing Commitments (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Unsecured 3-year $5 Billion Term Loan Facility	Jan. 31, 2014 Unsecured 3-year $5 Billion Term Loan Facility
Debt Instrument [Line Items]
Maximum Borrowing Capacity			$ 5,000,000,000
Principal Outstanding	$ 10,491,900,000	$ 7,104,800,000		$ 5,000,000,000
Debt, Covenant, Maximum Consolidated Total Leverage Ratio of Debt to EBITDA First Six Months			5.5
Debt, Covenant, Maximum Consolidated Total Leverage Ratio Of Debt To EBITDA After Eighteen Months			3.5
Debt, Covenant, Minimum Consolidated Interest Coverage Ratio			3